Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

5. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Advanced to suppliers (a)	1,602,310	13,824,412	1,923,156
Deposits (b)	9,644,591	19,287,912	2,683,200
Tax/expenses paid on behalf of clients	3,182,361	1,349,635	187,752
Loan & interest receivable (c)	3,845,273	4,421,999	615,158
Prepaid VAT and other taxes	2,770,436	3,961,477	551,092
Other receivables (d)	442,354	377,511	52,517
	21,487,325	43,222,946	6,012,875
Allowance for credit losses related to prepaid expenses and other current assets	(8,973,447)	(9,307,172)	(1,294,749)
Total prepaid expenses and other receivables, net	12,513,878	33,915,774	4,718,126

(a)	The balance mainly represents the advance payments made for international trading business, chartered airlines freight services.

(b)	The balance mainly represents the current refundable operational deposits for lease, chartered airline and cargo space reservation to vendors.

(c)

The balance represents the principal and interests of the loan to Shenzhen Expecs Technology Co., Ltd. (“Expecs”). In May 2022, the Group entered into a term sheet with an intention to acquire Expecs, which is engaged in the inspection assistance services for China Customs and customs brokerage service. The Group prepaid RMB3.6 million for the planned acquisition during 2022. In July 2023, the Group and Expecs signed a loan agreement and the prepayment became a one-year short term loan. In addition, the Group signed share purchase agreement in December 2023 and agreed to invest RMB4.5 million for 13.5% of the interest of Expecs before June 30, 2024. As of the date of the report, the Group has not made the investment payment yet.

During the year ended December 31, 2024, there was a substantial doubt of the recoverability of the loan to Expecs. Therefore, the Group recorded provision for credit losses against the full amount of the loan (including interests) of RMB 3,845,273 and RMB 576,726 during the year ended December 31, 2023 and 2024, respectively.

(d)	The balance mainly represents the prepaid rent and miscellaneous expenses and some advances to employees for routine business or travel needs.

The movement of allowance of doubtful accounts is as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Beginning balance	237,704	8,973,447	1,248,323
Addition	9,095,659	592,178	82,380
Reversal	(334,423)	(258,453)	(35,954)
Write off	(25,493)	-	-
Ending balance	8,973,447	9,307,172	1,294,749

The Group recorded bad debt expenses of RMB237,704, RMB8,761,236 and RMB333,725 (US$46,426) for the years ended December 31, 2022, 2023 and 2024, respectively. For the year ended December 31, 2022, 2023 and 2024, the Group had written off RMB4,744,565, RMB25,493 and nil in bad debt, respectively.